Revenue and Related Matters -Narrative (Details) $ in Thousands, shares in Millions					3 Months Ended									6 Months Ended		9 Months Ended			12 Months Ended
	May 27, 2023 USD ($)	Sep. 21, 2022 USD ($)	May 26, 2022 USD ($)	Mar. 24, 2022 USD ($)	Sep. 30, 2024 USD ($) customer	Dec. 31, 2023 USD ($) customer	Sep. 30, 2023 USD ($) customer	Jun. 30, 2023 USD ($) shares	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2024 USD ($) customer	Sep. 30, 2023 USD ($) customer	Sep. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) customer	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($)
Transaction Price Allocated to Remaining Performance Obligations
Ordinary shares value	$ 800		$ 1,000
Total revenues					$ 35,813	$ 31,549	$ 31,559	$ 30,804	$ 28,456	$ 25,824	$ 26,646	$ 23,500	$ 29,552	$ 59,260	$ 53,052	$ 102,260	$ 90,819	$ 79,698	$ 122,368	$ 105,522	$ 110,556
Contract assets					0	0										0			0
Deferred revenue																6,500	6,400
Amount of transaction price allocated to performance obligations					9,900	10,700										9,900			10,700
Impairment loss																0	0		0	0	0
Research and development					8,104	7,210	7,739	$ 6,128	4,987	5,843	6,829	7,257	6,880	11,115	14,137	23,015	18,854	20,966	26,064	26,809	28,383
Deferred revenue									2,041				2,956	1,666	6,228	(826)	894	3,108	635	2,599	1,462
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Transaction Price Allocated to Remaining Performance Obligations
Amount of transaction price allocated to performance obligations						9,500													9,500
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-10-01
Transaction Price Allocated to Remaining Performance Obligations
Amount of transaction price allocated to performance obligations					$ 9,000											$ 9,000
Performance obligation satisfaction period					12 months											12 months
UltraDx Limited Company
Transaction Price Allocated to Remaining Performance Obligations
Total revenues																$ 1,100	1,400
Variable interest entities | UltraDx Limited Company
Transaction Price Allocated to Remaining Performance Obligations
Ordinary shares received (in shares) | shares								1
Undelivered licenses of intellectual property
Transaction Price Allocated to Remaining Performance Obligations
Amount of transaction price allocated to performance obligations					$ 9,900	$ 10,700										9,900			$ 10,700
Undelivered licenses of intellectual property | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Transaction Price Allocated to Remaining Performance Obligations
Performance obligation satisfaction period						12 months													12 months
Grant revenue
Transaction Price Allocated to Remaining Performance Obligations
Total revenues					402	$ 352	499	$ 156	$ 222	$ 213	$ 282	$ 75		$ 378	$ 75	930	877	$ 357	$ 1,229	570	$ 5,217
National Institutes of Health
Transaction Price Allocated to Remaining Performance Obligations
Total revenues					300											600	500
Grants received					1,100	600										1,100			600
Research and development																600	400		600
Contract value		$ 1,700
National Institutes of Health | Grant revenue
Transaction Price Allocated to Remaining Performance Obligations
Total revenues																			700
ADDF
Transaction Price Allocated to Remaining Performance Obligations
Total revenues																400
Grants received						$ 2,300													2,300
Research and development							300										400		500	600
Contract value				$ 2,300															2,300
ADDF | Grant revenue
Transaction Price Allocated to Remaining Performance Obligations
Total revenues																			500	600
Deferred revenue																700			(1,100)
Eli Lilly | Statement of works agreement
Transaction Price Allocated to Remaining Performance Obligations
Collaborative arrangement payment received per quarter					1,500								$ 1,500
Eli Lilly | Collaboration agreement
Transaction Price Allocated to Remaining Performance Obligations
Total revenues					$ 1,500		$ 4,500									$ 1,500	$ 4,500		$ 6,000	$ 10,900
Revenue Benchmark | Customer Concentration Risk | One customer
Transaction Price Allocated to Remaining Performance Obligations
Number of customers with high percent of total revenue | customer					1		1									0	1		1	1
Number of customers with high percent of gross accounts receivable | customer					2											2
Concentration risk percentage					10.00%		10.00%									10.00%	10.00%
Total revenues																			$ 14,000	$ 13,700
Accounts Receivable | Customer Concentration Risk | One customer
Transaction Price Allocated to Remaining Performance Obligations
Number of customers with high percent of gross accounts receivable | customer						1													1
Concentration risk percentage						10.00%													10.00%